Income Tax Expenses - Schedule of Income Tax Expense Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Tax Expense
Current year	$ 268,715	$ 115,833	$ 107,355
Changes in estimates related to prior years	3,613	30,607
Deferred tax expense/(credit)
Origination and reversal of temporary difference	(8,089)	77,862	34,795
Changes in estimates related to prior years	11,675
Income tax expenses	$ 275,914	$ 224,302	$ 142,150